Schedule of Investments (unaudited)	iShares® U.S. Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.9%
U.S. Treasury Note/Bond
0.13%, 08/31/22	$55,975	$55,992,492
0.13%, 09/30/22	162,159	162,203,341
0.13%, 10/31/22	154,438	154,474,197
0.13%, 12/31/22	75,460	75,462,947
0.13%, 01/31/23	17,310	17,307,971
0.13%, 02/28/23	2,483	2,482,515
0.13%, 03/31/23	5,555	5,552,613
0.13%, 04/30/23	188,448	188,330,220
0.13%, 05/31/23	100	99,934
0.13%, 06/30/23(a)	223,895	223,728,827
0.13%, 07/15/23	210,378	210,172,553
0.13%, 08/15/23	25,990	25,955,482
0.13%, 09/15/23	64,869	64,757,506
0.13%, 10/15/23	242,115	241,604,287
0.13%, 01/15/24	167	166,459
0.13%, 02/15/24(a)	1	997
0.25%, 04/15/23	201	201,322
0.25%, 11/15/23	82,068	82,113,081
0.25%, 05/15/24	24,850	24,805,348
0.25%, 06/15/24	45,926	45,825,537
0.25%, 05/31/25	62,850	62,206,769
0.25%, 07/31/25	10,510	10,386,015
0.25%, 08/31/25	76,184	75,207,893
0.25%, 10/31/25	301,914	297,550,401
0.38%, 04/15/24	39,428	39,508,088
0.38%, 07/15/24	44,687	44,728,894
0.38%, 11/30/25	313,096	310,099,376
0.38%, 12/31/25	38	37,602
0.38%, 01/31/26	243	240,247
0.38%, 09/30/27	80	77,544
0.50%, 02/28/26	220,123	218,712,837
0.50%, 06/30/27	303	297,023
0.50%, 08/31/27	175	171,515
0.50%, 10/31/27	266	259,568
0.63%, 07/31/26	33,558	33,440,023
0.63%, 11/30/27	42,691	41,928,899
0.63%, 12/31/27	32,970	32,349,237
0.63%, 08/15/30	294,113	279,889,878
0.75%, 03/31/26	80,118	80,477,905
0.75%, 04/30/26	27,140	27,252,376
0.75%, 05/31/26	41,897	42,041,021
0.75%, 01/31/28	28	27,664
0.88%, 06/30/26	78,491	79,202,325
0.88%, 11/15/30	595	578,096
1.00%, 07/31/28	119,650	119,612,609
1.13%, 02/28/25	71,024	72,671,978
1.13%, 02/29/28	1,638	1,657,131
1.13%, 02/15/31(a)	76,326	75,658,148
1.25%, 08/31/24	52,785	54,205,659
1.25%, 03/31/28	122,543	124,826,320
1.25%, 04/30/28	26	26,480
1.25%, 05/31/28	1,156	1,176,591
1.25%, 06/30/28	132,195	134,446,446
1.38%, 10/15/22	47,936	48,668,148
1.38%, 02/15/23	11,516	11,735,524
1.38%, 06/30/23	133,797	136,854,470
1.38%, 08/31/23	1,296	1,327,590
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 11/15/40	$1	$929
1.38%, 08/15/50	22,936	20,145,155
1.50%, 02/28/23	92,208	94,189,032
1.50%, 10/31/24	78,515	81,315,164
1.50%, 08/15/26	5,782	6,008,275
1.50%, 02/15/30	106,345	109,406,058
1.63%, 08/31/22	4,000	4,065,938
1.63%, 11/15/22	94,444	96,292,298
1.63%, 04/30/23	1,067	1,094,134
1.63%, 05/31/23	3,032	3,112,301
1.63%, 02/15/26	106,140	110,825,085
1.63%, 05/15/26	346,960	362,532,540
1.63%, 11/30/26	490	512,356
1.63%, 08/15/29(a)	2,240	2,331,092
1.63%, 05/15/31	293,627	304,408,616
1.63%, 11/15/50	1,891	1,767,603
1.75%, 05/31/22	100	101,383
1.75%, 06/30/22	172	174,607
1.75%, 07/15/22	64,367	65,390,335
1.75%, 09/30/22	29,795	30,365,499
1.75%, 01/31/23	103,694	106,213,441
1.75%, 05/15/23	984	1,011,752
1.75%, 11/15/29	2	1,576
1.88%, 04/30/22	19	19,255
1.88%, 05/31/22	200	202,969
1.88%, 07/31/22	77,994	79,383,268
1.88%, 08/31/22	326,201	332,469,768
1.88%, 09/30/22	349,594	356,804,376
1.88%, 10/31/22	28,814	29,448,808
1.88%, 08/31/24	1	1,046
1.88%, 07/31/26	5,852	6,190,776
1.88%, 02/15/41	25	24,978
1.88%, 02/15/51(a)	537,573	533,793,190
2.00%, 07/31/22	1,000	1,019,063
2.00%, 10/31/22	46,187	47,273,116
2.00%, 11/30/22	6,039	6,190,447
2.00%, 04/30/24	104	108,295
2.00%, 05/31/24	1,251	1,310,080
2.00%, 02/15/25	309,105	325,767,691
2.00%, 08/15/25	244,205	258,294,377
2.00%, 11/15/26	192,577	205,056,893
2.00%, 02/15/50	3,394	3,462,267
2.13%, 05/15/22	17	17,274
2.13%, 06/30/22	100	101,863
2.13%, 12/31/22	121,087	124,497,816
2.13%, 11/30/23	175,083	182,756,559
2.13%, 02/29/24	472	494,438
2.13%, 09/30/24	23,032	24,293,362
2.13%, 05/15/25	208,335	220,941,319
2.25%, 04/15/22	402	408,124
2.25%, 12/31/23	132,443	138,801,298
2.25%, 01/31/24	509	534,152
2.25%, 04/30/24	11,535	12,146,445
2.25%, 10/31/24	80,938	85,772,148
2.25%, 11/15/24	391,824	415,318,029
2.25%, 11/15/25	16,551	17,714,849
2.25%, 02/15/27	311,276	335,971,482
2.25%, 08/15/27	393,689	425,999,178
2.25%, 11/15/27	186,005	201,430,878
2.25%, 05/15/41	367,889	395,193,799

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 08/15/49	$48,727	$52,393,268
2.38%, 02/29/24	1,290	1,359,338
2.38%, 08/15/24	598,992	635,469,891
2.38%, 05/15/27	164,410	178,892,753
2.38%, 05/15/29	17,347	19,022,877
2.38%, 11/15/49	2,851	3,149,464
2.38%, 05/15/51	255,796	283,773,688
2.50%, 03/31/23	1,464	1,520,959
2.50%, 08/15/23	1,219	1,275,941
2.50%, 01/31/24	723	763,189
2.50%, 02/15/45	535	598,573
2.50%, 02/15/46	4,943	5,542,401
2.50%, 05/15/46	175,848	197,293,212
2.63%, 02/28/23	23,418	24,333,680
2.63%, 06/30/23	4,090	4,280,600
2.63%, 12/31/23	116,466	123,099,102
2.63%, 02/15/29	14,490	16,136,762
2.75%, 07/31/23	36,554	38,420,253
2.75%, 08/31/23	5,029	5,294,987
2.75%, 02/15/24	163	172,707
2.75%, 06/30/25	94,534	102,650,631
2.75%, 02/15/28	349,991	390,390,353
2.75%, 11/15/42	347,750	404,042,496
2.75%, 08/15/47	192	225,551
2.75%, 11/15/47	583	687,211
2.88%, 10/31/23	1,922	2,035,439
2.88%, 11/30/23	4,410	4,679,768
2.88%, 04/30/25	2,896	3,151,005
2.88%, 05/31/25	188,524	205,461,703
2.88%, 11/30/25	23,089	25,334,766
2.88%, 05/15/28	263,002	296,103,044
2.88%, 08/15/28	106,681	120,316,729
2.88%, 05/15/43	28,032	33,238,844
2.88%, 08/15/45	62,368	74,505,637
2.88%, 11/15/46	166,351	199,790,149
2.88%, 05/15/49	8,447	10,247,597
3.00%, 10/31/25	18,577	20,460,098
3.00%, 11/15/44	6,574	7,984,842
3.00%, 02/15/48	86,911	107,219,657
3.00%, 08/15/48	12,183	15,056,475
3.00%, 02/15/49	13,911	17,242,576
3.13%, 11/15/28	372,464	427,387,892
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 11/15/41	$19,849	$24,376,769
3.13%, 02/15/43	61,251	75,419,709
3.13%, 08/15/44	1,095	1,356,080
3.13%, 05/15/48	3,296	4,159,140
3.38%, 05/15/44	38,172	49,072,744
3.63%, 08/15/43	2,345	3,108,774
3.75%, 08/15/41	6	8,019
3.75%, 11/15/43	508,358	687,414,649
4.75%, 02/15/37(a)	11,585	16,832,643
5.50%, 08/15/28	11,935	15,622,262
6.25%, 05/15/30	4	5,722
7.13%, 02/15/23	129,095	142,992,994
U.S. Treasury STRIPS
0.00%, 08/15/25(b)	46	44,888
0.00%, 05/15/26(b)	5,800	5,594,810
0.00%, 02/15/27(b)	4,672	4,449,814
0.00%, 08/15/36(b)	14,132	10,890,431
		15,313,610,320
Total U.S. Government Obligations — 98.9%
(Cost: $15,107,243,098)		15,313,610,320

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	1,086,488	1,086,488,218

Total Short-Term Investments — 7.0%
(Cost: $1,086,488,218)		1,086,488,218

Total Investments in Securities — 105.9%
(Cost: $16,193,731,316)		16,400,098,538

Other Assets, Less Liabilities — (5.9)%		(915,333,823)

Net Assets — 100.0%		$15,484,764,715

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$516,571,506	$569,916,712	(a)	$—	$—	$—	$1,086,488,218	1,086,488	$433,346	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$15,313,610,320	$—	$15,313,610,320
Money Market Funds	1,086,488,218	—	—	1,086,488,218
	$1,086,488,218	$15,313,610,320	$—	$16,400,098,538

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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